Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax Expense
The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2017	2016	2015
Current expense	$84,827	$103,335	$67,025
Deferred expense (benefit)	71,257	(16,654)	4,551
Tax credits	(10,845)	(7,112)	(11,268)
Amortization on qualified affordable housing tax credits	5,227	4,185	2,023
Tax benefits attributable to items charged to equity and goodwill	—	1,439	1,763
	$150,466	$85,193	$64,094

Reconciliation of Effective Tax Rate
The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income before income tax expense as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2017	2016	2015
Federal tax based on statutory rate	$102,508	$95,189	$72,428
Increase (decrease) resulting from:
Effect of tax-exempt income	(9,435)	(8,203)	(6,919)
Interest and other nondeductible expenses	9,605	3,250	5,899
State taxes, net of federal benefit	6,970	4,770	3,955
Tax credits	(10,845)	(7,112)	(11,268)
Amortization on qualified affordable housing tax credits	5,227	4,185	2,023
Other (1)	46,436	(6,886)	(2,024)
	$150,466	$85,193	$64,094
Effective tax rate	51.4%	31.3%	31.0%

Deferred Tax Assets and Liabilities
The net deferred tax asset at December 31 is as follows:

(Dollars in thousands)	2017	2016
Deferred tax asset:
NOL carryforward	$8,364	$19,584
Allowance for credit losses	38,402	58,036
Deferred compensation	5,876	10,852
Basis difference in acquired assets and liabilities	43,391	32,957
Unrealized loss on securities available for sale	12,198	14,019
OREO	2,639	4,498
Other	22,719	14,720
	133,589	154,666
Deferred tax liability:
Basis difference in acquired assets and liabilities	(31,309)	(13,150)
FHLB stock	(300)	(270)
Premises and equipment	(3,723)	(6,132)
Acquisition intangibles	(8,151)	(8,134)
Deferred loan costs	(3,114)	(4,702)
Other	(4,885)	(9,196)
	(51,482)	(41,584)
Net deferred tax asset	$82,107	$113,082